SUBSEQUENT EVENTS	3 Months Ended
Feb. 26, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:	SUBSEQUENT EVENTS

On February 28, 2017, the Company issued €475 million in aggregate principal amount of 3.375% senior notes due 2027 (the “Senior Notes due 2027”). On March 3, 2017, a portion of the proceeds from the new debt were used to complete a tender offer for $370.3 million of the 6.875% senior notes due 2022 and the remaining $154.7 million was called on March 31, 2017 for redemption on May 1, 2017. The remaining proceeds from the issuances of Senior Notes due 2027 as well as cash on hand will be used to complete the redemption. The Company will record a net loss on the early extinguishment of debt of approximately $23 million. The estimated loss includes approximately $21 million of tender and call premiums on the retired debt. Debt issuance costs for the Senior Notes due 2027 are estimated at approximately $8 million and will be capitalized as deferred financing costs as a direct reduction to the debt.